Pension, Health Care and Postretirement Benefits Other Than Pensions (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Investments at fair value:
Fair value of plan assets		$ 1,020,944		$ 1,083,716		$ 1,055,349
Fair Value, Inputs, Level 1 [Member]
Investments at fair value:
Fair value of plan assets		513,481		546,071		547,097
Fair Value, Inputs, Level 2 [Member]
Investments at fair value:
Fair value of plan assets		495,624		521,611		490,311
Fair Value, Inputs, Level 3 [Member]
Investments at fair value:
Fair value of plan assets		11,839		16,034		17,941
Short-term Investments [Member]
Investments at fair value:
Fair value of plan assets	[1]	13,475		14,846		15,055
Short-term Investments [Member] | Fair Value, Inputs, Level 1 [Member]
Investments at fair value:
Fair value of plan assets	[1]					1,941
Short-term Investments [Member] | Fair Value, Inputs, Level 2 [Member]
Investments at fair value:
Fair value of plan assets	[1]	13,475		14,846		13,114
Equity investments [Member]
Investments at fair value:
Fair value of plan assets	[2]	688,799		739,358		736,873
Equity investments [Member] | Fair Value, Inputs, Level 1 [Member]
Investments at fair value:
Fair value of plan assets	[2]	372,033		404,542		419,779
Equity investments [Member] | Fair Value, Inputs, Level 2 [Member]
Investments at fair value:
Fair value of plan assets	[2]	316,766		334,816		317,094
Fixed Income Investments [Member]
Investments at fair value:
Fair value of plan assets	[3]	290,470		285,042		255,927
Fixed Income Investments [Member] | Fair Value, Inputs, Level 1 [Member]
Investments at fair value:
Fair value of plan assets	[3]	141,448		141,529		125,377
Fixed Income Investments [Member] | Fair Value, Inputs, Level 2 [Member]
Investments at fair value:
Fair value of plan assets	[3]	149,022		143,513		130,550
Other Assets [Member]
Investments at fair value:
Fair value of plan assets	[4]	28,200		44,470		47,494
Other Assets [Member] | Fair Value, Inputs, Level 2 [Member]
Investments at fair value:
Fair value of plan assets	[4]	16,361		28,436		29,553
Other Assets [Member] | Fair Value, Inputs, Level 3 [Member]
Investments at fair value:
Fair value of plan assets		11,839	[4]	16,034	[4]	17,941	[4]	$ 18,850
Domestic Defined Benefit Pension Plans [Member]
Net pension costs:
Service costs		21,120		21,342		23,176
Interest costs		24,535		26,266		18,444
Expected returns on plan assets		(52,095)		(51,293)		(42,937)
Amortization of prior service costs		1,310		1,837		1,823
Amortization of actuarial losses		1,962				13,147
Ongoing pension (credits) costs		(3,168)		(1,848)		13,653
Net pension (credits) costs		(3,168)		(1,848)		13,653
Other changes in plan assets and projected benefit obligation recognized in Cumulative other comprehensive loss (before taxes):
Net actuarial losses (gains) arising during the year		15,359		47,785		(90,669)
Prior service costs during the year				2,242		1,756
Amortization of prior service costs		(1,310)		(1,837)		(1,823)
Amortization of actuarial losses		(1,962)				(13,147)
Total recognized in Cumulative other comprehensive loss		12,087		48,190		(103,883)
Total recognized in net pension costs (credits) and Cumulative other comprehensive loss		8,919		46,342		(90,230)
Investments at fair value:
Fair value of plan assets		858,605		896,071		870,386		703,563
Foreign Pension Plan [Member]
Net pension costs:
Service costs		5,071		5,261		5,039
Interest costs		8,719		10,422		7,940
Expected returns on plan assets		(9,296)		(10,836)		(7,487)
Amortization of actuarial losses		1,910		1,413		1,716
Ongoing pension (credits) costs		6,404		6,260		7,208
Settlement costs (credits)		3,255		(3,422)		(220)
Net pension (credits) costs		9,659		2,838		6,988
Other changes in plan assets and projected benefit obligation recognized in Cumulative other comprehensive loss (before taxes):
Net actuarial losses (gains) arising during the year		1,907		21,792		(5,487)
Amortization of actuarial losses		(1,910)		(1,413)		(1,716)
Exchange rate (loss) gain recognized during year		(5,830)		(7,988)		819
Total recognized in Cumulative other comprehensive loss		(5,833)		12,391		(6,384)
Total recognized in net pension costs (credits) and Cumulative other comprehensive loss		3,826		15,229		604
Investments at fair value:
Fair value of plan assets		$ 162,339		$ 187,645		$ 184,963		$ 133,013

[1]	This category includes a full range of high quality, short-term money market securities.
[2]	This category includes actively managed equity assets that track primarily to the S&P 500.
[3]	This category includes government and corporate bonds that track primarily to the Barclays Capital Aggregate Bond Index.
[4]	This category consists of venture capital funds.